SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-Term Pledged Bank Deposits [Member] USD ($)	Dec. 31, 2014 Short-Term Pledged Bank Deposits [Member] CNY	Dec. 31, 2014 Government grant deposit [Member] USD ($)	Dec. 31, 2014 Government grant deposit [Member] CNY	Dec. 31, 2014 Warehouse and buying costs [Member] CNY	Dec. 31, 2013 Warehouse and buying costs [Member] CNY	Dec. 31, 2012 Warehouse and buying costs [Member] CNY	Dec. 31, 2014 Distribution [Member] CNY	Dec. 31, 2013 Distribution [Member] CNY	Dec. 31, 2012 Distribution [Member] CNY
Summary Of Significant Accounting Policies [Line Items]
Currency translation, rate of $US1	6.2046	6.2046
Restricted cash	$ 6,031	37,423	37,000		$ 5,963	37,000	$ 68	423
Inventory write-downs	444	2,756	11,926	9,072
Impairment losses of property and equipment	1,592	9,877	6,984	7,649
Impairment of goodwill		0	0	0
Land use right period	50 years	50 years
Recognized income tax positions	greater than 50%	greater than 50%
Advertising and promotion costs		10,932	14,142	14,504
Vendor allowance, in cost of goods sold		100,772	104,714	87,338
Vendor allowance from reduction of advertising and promotion costs		18,171	16,759	13,131
Sales, marketing and other operating expenses	$ 176,965	1,098,000	1,026,798	1,011,695					40,181	39,172	37,757	12,001	11,042	11,208
Retail drugstore lease term	5 years	5 years
Number of reportable operating segment	1	1